Leases (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Disclosure of detailed information about right of use assets or lease liabilities [Table Text Block]
	Year ended
	December 31,	December 31,
	2022	2021
Recognized in the consolidated statements of income (loss) and comprehensive income (loss):
Interest on lease liabilities (note 23)	$84	$59
Variable lease payments not included in the measurement of lease liabilities	$10,897	$7,387
Expenses relating to short-term leases	$730	$4,626

Recognized in the consolidated statements of cash flows:
Total cash outflow for leases	$10,787	$12,151

Disclosure of detailed information about leased building recognized as a right-of-use asset [Table Text Block]
	Buildings	Total
Cost
Balance at December 31, 2021	$2,723	$2,723
Additions	-	-
Balance at December 31, 2022	$2,723	$2,723
Accumulated Depreciation
Balance at December 31, 2021	$383	$383
Depreciation	511	511
Balance at December 31, 2022	$894	$894
Net Book Value
At December 31, 2021	$2,340	$2,340
At December 31, 2022	$1,829	$1,829

Disclosure of detailed information about lease liabilities [Table Text Block]
	December 31,	December 31,
	2022	2021
Maturity analysis - contractual undiscounted cash flows:
Less than one year	$581	$563
One to five years	1,585	2,165
Total undiscounted lease liabilities	$2,166	$2,728
Lease liabilities included in the consolidated statements of financial position:
Current	$581	$563
Non-current	$1,473	$1,987